Shareholder Report, Average Annual Return (Details)	12 Months Ended	22 Months Ended
	Jan. 31, 2026	Jan. 31, 2026
C000248158 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	28.40%	17.92%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.11%	17.58%